Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Timing of Equity
Awards
We generally grant annual equity awards during the first quarter of our fiscal year, although timing may change from year to year. The Committee may also make grants mid-year
from time to time for new hires, new promotions, or based on other business needs, in its discretion. The Committee does not take material nonpublic information into account when determining the timing and terms of equity-based awards, and we have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false